BASIC AND DILUTED EARNINGS PER SHARE - NET INCOME ATTRIBUTABLE TO ORDINARY OWNERS OF THE COMPANY (DILUTED) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net income attributable to ordinary owners of Company (diluted) [line items]
Net income attributable to owners of the Company	¥ 51,244	¥ 46,672	¥ 32,512
Net income attributable to ordinary owners of the company (diluted)	51,242	46,669	32,510
Shanghai Petrochemical [member]
Disclosure of net income attributable to ordinary owners of Company (diluted) [line items]
After tax effect of employee share option scheme of Shanghai Petrochemical	¥ (2)	¥ (3)	¥ (2)